Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating expenses:
Research and development, net	$ 7,442	$ 4,339	$ 13,460	$ 7,772
Marketing and business development expenses	739	305	1,391	581
General and administrative	2,449	2,628	4,576	3,355
Operating loss	10,630	7,272	19,427	11,708
Financial (income) expense, net	(153)	9,721	(263)	11,154
Net loss	10,477	16,993	19,164	22,862
Deemed dividend		2,114		2,114
Net loss attributable to Ordinary Shares	$ 10,477	$ 19,107	$ 19,164	$ 24,976
Basic and diluted net loss per Ordinary Share (in Dollars per share)	$ 0.56	$ 25.30	$ 1.03	$ 37.87
Weighted average number of Ordinary Shares used in computing basic and diluted net loss per share (in Shares)	18,747,967	755,289	18,685,906	659,551